Accounts Receivable, Net - Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	¥ (20,959)		¥ (1,264)	¥ (92)
Charged to costs and expenses	(24,490)	$ (3,764)	(19,695)	(1,172)
Balance at end of the year	¥ (45,449)		¥ (20,959)	¥ (1,264)